UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-8507

                                ICM Series Trust
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                              Dana A. Lukens, Esq.
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                      Date of fiscal year end: December 31

           Date of reporting period: January 1, 2005 - March 31, 2005

Item 1.  Schedule of Investments.
  ICM/ISABELLE SMALL CAP VALUE FUND
  PORTFOLIO OF INVESTMENTS
  MARCH  31, 2005
                                                                         MARKET
      SHARES         SECURITY                                             VALUE
      ------        ---------                                          --------

             COMMON STOCK - 99.74%

             CAPITAL GOODS - 4.86%
     81,200 Lamson & Sessions Co.+                                    $ 807,940
     86,600 Shaw Group, Inc.+                                         1,887,880
     37,600 Willbros Group, Inc.+                                       759,520
                                                                    -----------
                                                                      3,455,340
                                                                    -----------


             CONSUMER CYCLICALS - 16.38%
     76,800 4Kids Entertainment, Inc.+                                1,698,048
    100,000 Gevity HR, Inc.                                           1,912,000
    131,200 Maytag Corp.                                              1,832,864
    145,900 Navigant International, Inc.+                             1,992,994
     98,600 Russell Corp.                                             1,782,688
     40,000 Steven Madden Ltd.+                                         667,600
    116,800 Sunterra Corp.+                                           1,761,344
                                                                    -----------
                                                                     11,647,538
                                                                    -----------

             CONSUMER STAPLES - 7.78%
     69,500 Chiquita Brands International, Inc.                       1,861,210
    204,100 Playtex Products, Inc.+                                   1,836,900
     40,500 United Stationers, Inc.+                                  1,832,625
                                                                   ------------
                                                                      5,530,735
                                                                   ------------

             ENERGY - 5.05%
      20,900 Denbury Resources, Inc.+                                   736,307
      45,300 Magnum Hunter Resources, Inc.+                             729,783
     245,300 Newpark Resources+                                       1,444,817
      16,700 Whiting Petroleum Corp.+                                   681,026
                                                                    -----------
                                                                      3,591,933
                                                                    -----------

             FINANCIALS - 5.24%
      50,900 Allmerica Financial Corp.+                               1,829,855
     237,100 PMA Capital Corp. - Class A+                             1,896,800
                                                                   ------------
                                                                      3,726,655
                                                                   ------------

             HEALTH CARE - 13.51%
     331,100 ARIAD Pharmaceuticals, Inc.+                             1,854,160
     612,500 Durect Corp.+                                            2,229,500
      76,600 Genitope Corp.+                                            957,500
     162,600 HealthTronics, Inc.+                                     1,749,576
     117,000 Maxygen, Inc.+                                           1,003,860
     216,200 Neopharm, Inc.+                                          1,679,874
      44,300 Sirna Therapeutics, Inc.+                                  129,356
                                                                   ------------
                                                                      9,603,826
                                                                   ------------

             INDUSTRIALS - 5.61%
     104,200 Global Power Equipment Group, Inc.+                        998,236
     227,300 Quanta Services, Inc.+                                   1,734,299
     193,800 Transpro, Inc.+                                          1,259,700
                                                                  -------------
                                                                      3,992,235
                                                                  -------------

             INFORMATION TECHNOLOGY - 13.85%
     289,600 ActivCard Corp.+                                         1,838,960
      41,500 Analogic Corp.                                           1,794,875
     199,400 Cherokee International Corp.+                            1,393,806
      75,500 infoUSA, Inc.+                                             793,505
     317,700 MagneTek, Inc.+                                          1,693,341
     476,444 SoftBrands, Inc.+                                          845,688
     418,300 Sycamore Networks, Inc.+                                 1,489,148
                                                                   ------------
                                                                      9,849,323
                                                                   ------------

            MATERIALS - 17.90%
     69,608 Aleris International, Inc.+                               1,736,720
     96,000 AM Castle & Co.+                                          1,209,600
     39,800 A Schulman, Inc.                                            693,316
    121,300 Crompton Corp.                                            1,770,980
    163,400 Material Sciences Corp.+                                  2,197,730
     78,200 Olin Corp.                                                1,743,860
    193,100 PolyOne Corp.+                                            1,714,728
    181,400 Western Silver Corp.+                                     1,656,182
                                                                   ------------
                                                                     12,723,116
                                                                   ------------

            OTHER - 1.48%
    327,200 Westaff, Inc.+                                            1,050,312
                                                                  -------------

            TELECOMMUNICATION SERVICES - 3.17%
    398,700 Broadwing Corp.+                                          1,650,618
     99,500 Lightbridge, Inc.+                                          601,975
                                                                  -------------
                                                                      2,252,593
                                                                  -------------

            UTILITIES - 4.91%
    457,300 Aquila, Inc.+                                             1,751,459

    445,100 Dynegy, Inc. Class A+                                     1,740,341
                                                                  -------------
                                                                      3,491,800
                                                                  -------------

     TOTAL COMMON STOCK (COST $56,755,071)                            70,915,406
                                                                  -------------

PRINCIPAL
SHORT-TERM INVESTMENTS - 0.91%
MONEY MARKET FUND - 0.91%
  643,078 Fifth Third Institutional Money Market Fund
          (Cost $643,078)                                               643,078
                                                                 --------------
TOTAL SHORT-TERM INVESTMENTS (COST $643,078)                            643,078
                                                                 --------------


     TOTAL INVESTMENTS (COST $57,398,149)* - 100.65%                 71,558,484

     OTHER ASSETS NET OF LIABILITIES - (0.65)%                        (458,816)
                                                                 --------------
     NET ASSETS - 100.00%                                            71,099,668
                                                                 ==============



--------------------------------------------------
+  Non-income producing security.

*Cost for Federal income tax purposes is substantially the same as for financial satements and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                     $ 16,707,690
Gross Unrealized Depreciation                                       (2,547,355)
                                                         -----------------------
Net Unrealized Appreciation (Depreciation)                        $ 14,160,335
                                                         =======================

Item 2.  Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


ICM Series Trust

By:      /s/ Warren J. Isabelle
         __________________________
         Warren J. Isabelle, President

Date:    05/19/05
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Warren J. Isabelle
         __________________________
         Warren J. Isabelle, President

Date:    05/19/05
         __________________________


By:      /s/ Gary S. Sacks
         __________________________
         Gary S. Saks, Treasurer

Date:    05/19/05
         __________________________